Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]:
Inventories [Text Block]
5. Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2010	2011
	________	________
Bunkers	133	—
Lubricants	7,893	7,448
Spare parts	1,508	1,887
	________	________
Total	9,534	9,335
	~~________~~	~~________~~